                                  THE UBS FUNDS

                            Supplement to Prospectus
                dated October 28, 2005 (as revised May 31, 2006)

                                 August 11, 2006

Dear Investor,

     The purpose of this supplement is to update the Prospectus of The UBS Funds with  respect to a change in the lead  portfolio  manager for the UBS High Yield
Fund. Effective on July 24, 2006, Marianne Rossi, the lead portfolio manager for the UBS High Yield  Fund,  was  replaced by Shu-Yang  Tan.  Therefore,  on pages
106-107 of the  Prospectus,  the  section  entitled  "High Yield Fund" under the
Heading "Management" and the sub-heading  "Portfolio  Management" is replaced in its entirety by the following:

     UBS High Yield Fund

     Shu-Yang Tan is the lead portfolio manager for the UBS High Yield Fund. Mr.
     Tan has access to certain members of the Fixed-Income investment management team,  each of whom is allocated a specified  portion of the portfolio over which he or she has independent responsibility for research and or security selection.  The team  members  also  have  access to  additional  portfolio managers and analysts within the various asset classes and markets in which the Fund invests.  Mr. Tan, as lead portfolio  manager and  coordinator for management of the Fund,  has  responsibility  for  allocating the portfolio among the various managers and analysts,  occasionally  implementing trades on behalf of analysts on the team and reviewing the overall  composition of
     the  portfolio  to  ensure  its  compliance  with  its  stated   investment
     objectives and strategies. Information about Mr. Tan is provided below.

     Shu-Yang Tan is an Executive Director in Fixed Income Portfolio  Management
     at UBS Global Asset  Management  since 1995. Mr. Tan has been an investment professional  with UBS Global  Asset  Management  since 1995 and  portfolio manager of the Fund since 2006.

          PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR
          PROSPECTUS DATED OCTOBER 28, 2005 (AS REVISED MAY 31, 2006).

                                                                --Item No. ZS290

                                  THE UBS FUNDS

                Supplement to Statement of Additional Information
                dated October 28, 2005 (as revised May 31, 2006)

                                 August 11, 2006

Dear Investor,

     The purpose of this  supplement  is to update the  Statement of  Additional
Information  ("SAI")  of The UBS  Funds  with  respect  to a change  in the lead portfolio  manager  for the UBS High Yield  Fund.  Effective  on July 24,  2006,
Marianne  Rossi,  the lead  portfolio  manager for the UBS High Yield Fund,  was replaced by Shu-Yang Tan.  Therefore,  under the heading  "Investment  Advisory,
Principal  Underwriting  and Other  Service  Arrangements"  and the  sub-heading
"Portfolio  Managers,"  the  information  relating  to  Marianne  Rossi  in  the
Portfolio  Manager  table  reflecting  other  accounts  managed by the portfolio managers, on page 53 of the SAI, is replaced in its entirety by the following:

    Portfolio
     Manager      Registered Investment       Other Pooled Investment
 (Funds managed)        Companies                     Vehicles             Other Accounts
                                 Assets                      Assets                    Assets
                                Managed                     Managed                   Managed
                   Number    (in millions)     Number    (in millions)   Number    (in millions)
Shu-Yang Tan(c)         4            $630          23          $1,307         9             $84
(UBS High Yield
Fund)

(c) The information for Shu-Yang Tan is as of July 24, 2006.

     In addition, under the heading "Investment Advisory, Principal Underwriting and  Other  Service  Arrangements"  and the  sub-heading  "UBS AG  Equity,"  the information  relating  to Marianne  Rossi in the  Portfolio  Manager/Fund  table reflecting the amount of shares of the Fund owned by the portfolio  manager,  on page 55 of the SAI, is replaced in its entirety by the following:

Portfolio Manager/Fund                      Range of Shares Owned
----------------------                      ---------------------
Shu-Yang Tan
    UBS High Yield Fund                              None

        PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI
                DATED OCTOBER 28, 2005 (AS REVISED MAY 31, 2006).

                                                                --Item No. ZS290